JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated August 17, 2012 to PROSPECTUSES dated April 30, 2012

Portfolio Expenses and Accumulation Unit Values

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY and VENTURE VISION® VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated April 30, 2012.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

The Supplement updates the Fee Table and Accumulation Unit Value Table sections of the Annuity Prospectus.

Portfolio Expenses

In “III. Fee Tables,” the following information is added:

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimbursement	Net Operating Expenses
American Asset Allocation[2]
Series I	0.30%	0.60%	0.04%[2]	—	0.94%	0.00%	0.94%
American Growth-Income[2]
Series I	0.27%	0.60%	0.04%[2]	—	0.91%	0.00%	0.91%

[1]

“Acquired Portfolio Fees and Expenses” are based on the indirect net expenses associated with the Portfolio’s investment in underlying portfolios and are included in “Total Annual Operating Expenses.” The Total Annual Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.

[2]	The table reflects the combined fees of the feeder fund and the master fund.
[3]	“Other Expenses includes an estimated 0.01% increase for administrative services provided by the Series’s investment advisor and its affiliates of American Funds Insurance Series.

Accumulation Unit Values

In Appendix U: “Tables of Accumulation Unit Values,” the following information is added:

For Venture Variable Annuity:

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
American Asset Allocation Trust - Series I Shares (units first credited 5-2-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.654	10.546	12.500	—	—	—	—	—	—	—
Value at End of Year	11.597	11.654	10.546	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	3,534,573	4,226,250	4,854,392	—	—	—	—	—	—	—
Ven 24 No. of Units	79,185	32,258	103,311	—	—	—	—	—	—	—

(Venture Variable Annuity cont.)

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.568	10.490	12.500	—	—	—	—	—	—	—
Value at End of Year	11.489	11.568	10.490	—	—	—	—	—	—	—
No. of Units	32,359	38,677	41,319	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.505	10.448	12.500	—	—	—	—	—	—	—
Value at End of Year	11.409	11.505	10.448	—	—	—	—	—	—	—
No. of Units	98,041	130,228	212,565	—	—	—	—	—	—	—
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year	11.654	10.546	12.500	—	—	—	—	—	—	—
Value at End of Year	11.597	11.654	10.546	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	3,552,474	4,058,185	4,670,702	—	—	—	—	—	—	—
Ven 9 No. of Units	381,871	21,057	572,513	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	11.654	10.546	12.500	—	—	—	—	—	—	—
Value at End of Year	11.597	11.654	10.546	—	—	—	—	—	—	—
No. of Units	1,395,434	1,612,859	1,871,261	—	—	—	—	—	—	—
American Growth-Income Trust - Series I Shares (units first credited 5-2-2009)
Venture 2006 Contracts with no Optional Benefits
Value at Start of Year	12.109	11.030	12.500	—	—	—	—	—	—	—
Value at End of Year	11.720	12.109	11.030	—	—	—	—	—	—	—
Venture No. of Units	417	416	417	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.342	15.836	12.500	—	—	—	—	—	—	—
Value at End of Year	16.744	17.342	15.836	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	3,635,636	4,378,266	5,180,092	—	—	—	—	—	—	—
Ven 24 No. of Units	118,667	152,987	169,181	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.079	15.626	12.500	—	—	—	—	—	—	—
Value at End of Year	16.456	17.079	15.626	—	—	—	—	—	—	—
No. of Units	49,334	55,637	62,794	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.472	10.512	12.500	—	—	—	—	—	—	—
Value at End of Year	11.037	11.472	10.512	—	—	—	—	—	—	—
No. of Units	134,468	168,017	223,417	—	—	—	—	—	—	—
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year	17.342	15.836	12.500	—	—	—	—	—	—	—
Value at End of Year	16.744	17.342	15.836	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	463,516	548,420	675,642	—	—	—	—	—	—	—
Ven 9 No. of Units	123,985	154,654	164,292	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.342	15.836	12.500	—	—	—	—	—	—	—
Value at End of Year	16.744	17.342	15.836	—	—	—	—	—	—	—
No. of Units	57,258	62,685	57,175	—	—	—	—	—	—	—

For Venture III Variable Annuity:

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
American Asset Allocation Trust - Series I Shares (units first credited 5-2-2009)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	11.547	10.476	12.500	—	—	—	—	—	—	—
Value at End of Year	11.462	11.547	10.476	—	—	—	—	—	—	—
Venture III No. of Units	172,265	186,975	208,163	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year	11.526	10.462	12.500	—	—	—	—	—	—	—
Value at End of Year	11.436	11.526	10.462	—	—	—	—	—	—	—
Venture III No. of Units	147,045	186,959	210,777	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	11.463	10.420	12.500	—	—	—	—	—	—	—
Value at End of Year	11.356	11.463	10.420	—	—	—	—	—	—	—
Venture III No. of Units	105	105	105	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.442	10.406	12.500	—	—	—	—	—	—	—
Value at End of Year	11.329	11.442	10.406	—	—	—	—	—	—	—
Venture III No. of Units	51,276	62,703	64,334	—	—	—	—	—	—	—
American Growth-Income Trust - Series I Shares (units first credited 5-2-2009)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	17.013	15.574	12.500	—	—	—	—	—	—	—
Value at End of Year	16.385	17.013	15.574	—	—	—	—	—	—	—
Venture III No. of Units	149,864	147,957	161,022	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
Value at Start of Year	16.948	15.522	12.500	—	—	—	—	—	—	—
Value at End of Year	16.314	16.948	15.522	—	—	—	—	—	—	—
Venture III No. of Units	188,135	220,847	225,309	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	16.755	15.368	12.500	—	—	—	—	—	—	—
Value at End of Year	16.104	16.755	15.368	—	—	—	—	—	—	—
Venture III No. of Units	8,948	29,273	29,055	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.691	15.317	12.500	—	—	—	—	—	—	—
Value at End of Year	16.034	16.691	15.317	—	—	—	—	—	—	—
Venture III No. of Units	54,007	63,768	70,614	—	—	—	—	—	—	—

For Venture Vantage Variable Annuity:

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
American Asset Allocation Trust - Series I Shares (units first credited 5-2-2009)
Contracts with no Optional Benefits
Value at Start of Year	11.590	10.504	12.500	—	—	—	—	—	—	—
Value at End of Year	11.516	11.590	10.504	—	—	—	—	—	—	—
No. of Units	1,043,631	1,311,053	1,689,131	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.568	10.490	12.500	—	—	—	—	—	—	—
Value at End of Year	11.489	11.568	10.490	—	—	—	—	—	—	—
No. of Units	440,184	650,869	679,518	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	11.505	10.448	12.500	—	—	—	—	—	—	—
Value at End of Year	11.409	11.505	10.448	—	—	—	—	—	—	—
No. of Units	182,664	210,823	259,293	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.484	10.434	12.500	—	—	—	—	—	—	—
Value at End of Year	11.382	11.484	10.434	—	—	—	—	—	—	—
No. of Units	145,824	187,231	263,585	—	—	—	—	—	—	—
American Growth-Income Trust - Series I Shares (units first credited 5-2-2009)
Contracts with no Optional Benefits
Value at Start of Year	17.144	15.678	12.500	—	—	—	—	—	—	—
Value at End of Year	16.528	17.144	15.678	—	—	—	—	—	—	—
No. of Units	1,395,820	1,782,446	2,287,005	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	17.079	15.626	12.500	—	—	—	—	—	—	—
Value at End of Year	16.456	17.079	15.626	—	—	—	—	—	—	—
No. of Units	427,372	656,501	745,512	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.883	15.471	12.500	—	—	—	—	—	—	—
Value at End of Year	16.244	16.883	15.471	—	—	—	—	—	—	—
No. of Units	184,077	243,651	326,761	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.819	15.419	12.500	—	—	—	—	—	—	—
Value at End of Year	16.174	16.819	15.419	—	—	—	—	—	—	—
No. of Units	202,712	284,582	354,582	—	—	—	—	—	—	—

For Venture Vision Variable Annuity:

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
American Asset Allocation Trust - Series I Shares (units first credited 5-2-2009)
Contracts with no Optional Benefits
Value at Start of Year	11.547	10.476	12.500	—	—	—	—	—	—	—
Value at End of Year	11.462	11.547	10.476	—	—	—	—	—	—	—
Vision No. of Units	808,537	898,530	962,929	—	—	—	—	—	—	—
NY Vision No. of Units	31,406	33,059	35,886	—	—	—	—	—	—	—
American Growth-Income Trust - Series I Shares (units first credited 5-2-2009)
Contracts with no Optional Benefits
Value at Start of Year	17.013	15.574	12.500	—	—	—	—	—	—	—
Value at End of Year	16.385	17.013	15.574	—	—	—	—	—	—	—
Vision No. of Units	450,713	525,611	576,572	—	—	—	—	—	—	—
NY Vision No. of Units	27,150	28,769	34,953	—	—	—	—	—	—	—

You should retain this Supplement for future reference.

Supplement dated August 17, 2012

08/12:	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558
	333-71072	333-138846
	333-71074	333-61283